UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2012 is set forth below.

Schedule of Investments

PowerShares Active Low Duration Fund (PLK)

January 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term Investments-88.0%
	Corporate Bonds - 7.3%
$75,000	Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	$79,883
50,000	Aristotle Holding, Inc., 144A 3.500%, 11/15/16(a)	51,474
50,000	Corn Products International, Inc. 4.625%, 11/01/20	53,391
50,000	CSX Corp. 3.700%, 10/30/20	52,167
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 7.625%, 05/15/16	52,736
60,000	Enterprise Products Operating LLC 3.200%, 02/01/16	62,666
50,000	Raytheon Co. 1.625%, 10/15/15	50,998
50,000	Southern Power Co., Series D 4.875%, 07/15/15	55,256
25,000	Union Pacific Corp. 4.000%, 02/01/21	27,207
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	75,835
		561,613
	United States Government and Agency Obligations-80.7%
	Federal Farm Credit Bank - 2.7%
200,000	1.625%, 11/19/14	207,331

	Federal Home Loan Mortgage Corporation - 9.2%
200,000	0.625%, 12/29/14	201,129
300,000	0.750%, 11/25/14	302,061
200,000	1.000%, 03/08/17	199,434
		702,624
	Federal National Mortgage Association - 10.6%
400,000	0.750%, 12/19/14	403,998
200,000	1.250%, 02/27/14, Series 11	203,111
200,000	1.250%, 01/30/17	202,678
		809,787
	United States Treasury Notes - 53.9%
540,000	0.500%, 10/15/14	543,291
150,000	0.625%, 07/15/14	151,371
650,000	1.000%, 01/15/14	659,903
190,000	1.000%, 05/15/14	193,295
200,000	1.000%, 08/31/16	203,531
225,000	1.375%, 03/15/13	228,067
50,000	1.375%, 05/15/13	50,773
200,000	1.750%, 07/31/15	209,531
600,000	2.125%, 05/31/15(b)	635,344
800,000	2.250%, 01/31/15	846,438
170,000	3.625%, 05/15/13	177,524
200,000	4.000%, 02/15/15	222,219
		4,121,287
	United States Treasury Inflation Indexed Notes - 4.3%
300,000	0.125%, 04/15/16 (c)	326,357

	Total United States Government and Agency Obligations	6,167,386
	Total Long-Term Investments (Cost $6,611,826)	6,728,999

	Short-Term Investments-10.7%
	Corporate Bonds - 4.8%
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	101,288
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	81,473
80,000	Husky Energy, Inc. (Canada) 6.250%, 06/15/12	81,546
50,000	Morgan Stanley 2.250%, 03/13/12	50,121
50,000	Wells Fargo & Co. 2.125%, 06/15/12	50,370
		364,798
	United States Government and Agency Obligations-5.9%
	United States Treasury Notes - 5.9%
130,000	1.375%, 01/15/13	131,528
315,000	4.250%, 09/30/12	323,650
		455,178
	Total Short-Term Investments (Cost $813,926)	819,976

	Total Investments (Cost $7,425,752)(d)-98.7%	7,548,975
	Other assets less liabilities(e)-1.3%	97,163
	Net Assets-100.0%	$7,646,138

Notes to Schedule of Investments:

(a) Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(b) All or a portion of the value was pledged as collateral for financial futures contracts.

(c) Principal amount of security and interest payment are adjusted for inflation.

(d) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $7,425,849. The net unrealized appreciation was $123,126,  which consisted of aggregate gross unrealized appreciation of $123,126 and aggregate gross unrealized depreciation of $0.

(e) Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts as of January 31, 2012

Contract	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes	1	March-2012/Long	$220,750	$268
U.S. Treasury 5 Year Notes	4	March-2012/Short	(496,188)	(3,459)
U.S. Treasury 10 Year Notes	3	March-2012/Short	(396,750)	(8,725)
			$(672,188)	$(11,916)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund (PMA)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 1.5%
1,014	Las Vegas Sands Corp.(a)	$49,798
4,811	News Corp., Class A	90,591
		140,389
	Consumer Staples - 0.5%
1,959	Kroger Co. (The)	46,546

	Energy - 17.9%
174	Anadarko Petroleum Corp.	14,045
5,533	Chevron Corp.	570,342
7,885	ConocoPhillips	537,836
6,653	Exxon Mobil Corp.	557,122
463	National Oilwell Varco, Inc.	34,253
		1,713,598
	Financials - 12.0%
182	ACE Ltd.	12,667
1,400	Aflac, Inc.	67,522
3,046	American Express Co.	152,727
2,761	Bank of America Corp.	19,686
1,765	Berkshire Hathaway, Inc., Class B(a)	138,323
595	Capital One Financial Corp.	27,221
4,463	Citigroup, Inc.	137,103
4,720	JPMorgan Chase & Co.	176,056
309	PNC Financial Services Group, Inc.	18,206
1,765	Public Storage REIT	245,088
293	Simon Property Group, Inc. REIT	39,807
867	State Street Corp.	33,969
975	U.S. Bancorp	27,515
1,910	Wells Fargo & Co.	55,791
		1,151,681
	Health Care - 28.6%
6,646	Aetna, Inc.	290,430
5,960	Amgen, Inc.	404,744
448	Biogen Idec, Inc.(a)	52,828
4,973	Bristol-Myers Squibb Co.	160,329
3,887	Cardinal Health, Inc.	167,258
807	Celgene Corp.(a)	58,669
10,400	Eli Lilly & Co.	413,296
1,315	HCA Holdings, Inc.(a)	32,139
1,723	McKesson Corp.	140,803
19,749	Pfizer, Inc.	422,629
6,561	UnitedHealth Group, Inc.	339,794
4,000	WellPoint, Inc.	257,280
		2,740,199
	Industrials - 2.1%
10,819	General Electric Co.	202,423

	Information Technology - 31.8%
1,680	Accenture PLC, Class A (Ireland)	96,331
3,962	Adobe Systems, Inc.(a)	122,624
919	Apple, Inc.(a)	419,505
7,947	Applied Materials, Inc.	97,589
13,256	Cisco Systems, Inc.	260,215
29,861	Dell, Inc.(a)	514,505
884	Hewlett-Packard Co.	24,734
12,257	Intel Corp.	323,830
965	International Business Machines Corp.	185,859
140	MasterCard, Inc., Class A	49,780
12,920	Microsoft Corp.	381,528
2,120	Motorola Solutions, Inc.	98,389
17,242	Symantec Corp.(a)	296,390
1,532	Visa, Inc., Class A	154,181
223	VMware, Inc., Class A(a)	20,353
		3,045,813
	Materials - 2.3%
3,118	Freeport-McMoRan Copper & Gold, Inc.	144,083
1,863	LyondellBasell Industries NV, Class A (Netherlands)	80,295
		224,378
	Telecommunication Services - 3.3%
4,867	AT&T, Inc.	143,139
5,769	Sprint Nextel Corp.(a)	12,230
4,400	Verizon Communications, Inc.	165,704
		321,073
	Total Common Stocks and Other Equity Interests (Cost $8,934,348)	9,586,100

	Money Market Fund - 0.0%
126	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $126)	126

	Total Investments (Cost $8,934,474)(b)-100.0%	9,586,226
	Other assets less liabilities-0.0%	820
	Net Assets-100.0%	$9,587,046

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $8,943,943. The net unrealized appreciation was $642,283, which consisted of aggregate gross unrealized appreciation of $767,826 and aggregate gross unrealized depreciation of $125,543.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Apartments - 15.6%
6,911	AvalonBay Communities, Inc.	$939,965
6,294	Camden Property Trust	405,963
7,712	Colonial Properties Trust	164,883
19,921	Equity Residential	1,186,295
3,314	Essex Property Trust, Inc.	477,216
5,096	Home Properties, Inc.	303,620
4,125	Mid-America Apartment Communities, Inc.	263,670
		3,741,612
	Diversified - 20.1%
19,738	American Tower Corp.	1,253,560
9,281	Digital Realty Trust, Inc.	657,652
5,522	DuPont Fabros Technology, Inc.	140,811
10,228	Liberty Property Trust	340,490
8,853	Plum Creek Timber Co., Inc.	343,319
1,600	PS Business Parks, Inc.	99,424
7,229	Rayonier, Inc.	330,582
13,641	Vornado Realty Trust	1,103,284
5,827	Washington REIT	173,645
18,503	Weyerhaeuser Co.	370,430
		4,813,197
	Health Care - 13.2%
14,018	HCP, Inc.	589,176
13,490	Health Care REIT, Inc.	771,763
14,382	Senior Housing Properties Trust	326,184
25,441	Ventas, Inc.	1,483,465
		3,170,588
	Hotels - 7.3%
14,766	DiamondRock Hospitality Co.	155,634
10,910	Hospitality Properties Trust	264,349
62,442	Host Hotels & Resorts, Inc.	1,025,298
7,409	LaSalle Hotel Properties	200,414
10,436	Sunstone Hotel Investors, Inc.(a)	96,950
		1,742,645
	Manufactured Homes - 1.1%
3,608	Equity Lifestyle Properties, Inc.	253,065

	Office Property - 12.6%
5,462	Alexandria Real Estate Equities, Inc.	395,503
13,602	BioMed Realty Trust, Inc.	252,589
5,097	Boston Properties, Inc.	530,343
11,890	Brandywine Realty Trust	126,510
6,341	Corporate Office Properties Trust	153,642
7,334	Franklin Street Properties Corp.	74,734
6,402	Highwoods Properties, Inc.	211,842
5,169	Kilroy Realty Corp.	215,186
7,678	Mack-Cali Realty Corp.	220,819
15,268	Piedmont Office Realty Trust, Inc., Class A	282,763
7,557	SL Green Realty Corp.	555,666
		3,019,597
	Property Trust - 0.5%
2,463	Sovran Self Storage, Inc.	114,579

	Regional Malls - 14.6%
16,197	General Growth Properties, Inc.	255,589
11,665	Macerich Co. (The)	633,410
17,500	Simon Property Group, Inc.	2,377,550
7,597	Tanger Factory Outlet Centers, Inc.	224,111
		3,490,660
	Shopping Centers - 6.4%
24,461	DDR Corp.	339,029
5,615	Federal Realty Investment Trust	530,393
35,887	Kimco Realty Corp.	654,938
		1,524,360
	Single Tenant - 1.0%
9,236	National Retail Properties, Inc.	249,464

	Storage - 2.5%
4,406	Public Storage	611,817

	Warehouse/Industrial - 5.1%
21,696	DCT Industrial Trust, Inc.	119,762
34,719	Prologis, Inc.	1,100,940
		1,220,702
	Total Investments (Cost $22,205,562)(b)-100.0%	23,952,286
	Liabilities in excess of other assets-(0.0)%	(579)
	Net Assets-100.0%	$23,951,707

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,306,423. The net unrealized appreciation was $1,645,863, which consisted of aggregate gross unrealized appreciation of $1,802,245 and aggregate gross unrealized depreciation of $156,382.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of January 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

With respect to each Fund, during the three-month period ended January 31, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Active Low Duration Fund
Corporate Debt Securities	$—	$926,411	$—	$926,411
U.S. Treasury Securities	—	4,902,822	—	4,902,822
U.S. Government Sponsored Agency Securities	—	1,719,742	—	1,719,742
Futures Contract *	(11,916)	—	—	(11,916)
Total Investments	$(11,916)	$7,548,975	$—	$7,537,059

* Unrealized appreciation (depreciation).

Item 2.   Controls and Procedures.

(a)   The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 28, 2012